Unaudited Interim Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities:
Net (loss)/ income	$ 1,964	$ (4,460)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	8,070	19,197
Amortization of fair value of above market acquired time charters (Note 6)	3,150	3,167
Amortization of deferred finance charges (Note 8)	292	257
Loss on sale of vessel (Note 5)	81	3,164
Stock-based compensation (Note 13)	600	1,402
Change in fair value of derivatives (Note 15)	(438)	(82)
Other non-cash charges	29	51
Gain from insurance claim (Note 10)	(397)	(140)
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	0	153
Trade accounts receivable	4,257	2,542
Inventories (Note 4)	(112)	971
Prepaid expenses and other receivables	151	(911)
Due from related parties (Note 3)	129	0
Due from managers	0	(11)
Accounts payable	(1,875)	(4,954)
Due to related parties (Note 3)	139	(186)
Accrued liabilities	(637)	(383)
Due to managers	0	(48)
Deferred revenue	(441)	(375)
Net cash provided by Operating Activities	14,962	19,354
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(827)	(56)
Cash proceeds from vessel sale (Note 5)	8,273	7,989
Insurance proceeds	1,230	1,350
Decrease in restricted cash	7,614	2,039
Increase in restricted cash	0	(713)
Net cash provided by Investing Activities	16,290	10,609
Cash Flows from Financing Activities:
Loan repayment	(25,601)	(24,027)
Financing fees paid	(271)	0
Repurchase of common shares	0	(861)
Cash dividend	0	(2,416)
Net cash used in Financing Activities	(25,872)	(27,304)
Net increase in cash and cash equivalents	5,380	2,659
Cash and cash equivalents at beginning of period	12,950	15,072
Cash and cash equivalents at end of period	18,330	17,731
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid during the year for Interest	$ 3,369	$ 4,114